Related Party Disclosures	12 Months Ended
Jun. 30, 2026
Related Party Disclosures [Abstract]
RELATED PARTY DISCLOSURES
29.	RELATED PARTY DISCLOSURES

Loans with Related Parties

During the year ended 30 June 2026 the Company received capital contributions from European Lithium Limited of $4,445,741 (note 19).

As at 30 June 2026, the amount owing was $5,671,129 (30 June 2025: $5,854,852). Mr. Tony Sage, Mr. Malcolm Day and Mr. Mykhailo Zhernov are Directors of EUR. Transactions between EUR and the Company are measured at the exchange amount as agreed to between the related parties.

Sales and Purchases between Related Parties

Balances between the Company and its subsidiaries which are related parties of the Company have been eliminated on consolidation and are not disclosed in this note. Details of percentage of ordinary shares held in subsidiaries are disclosed in Note 31 to the consolidated financial statements. Note 33 provides information about the group’s structure including the details of the subsidiaries and the holding company.

Transactions between related parties are on commercial terms and conditions no more favorable than those available to other parties unless otherwise stated. The following table provides the total amount of transactions and outstanding balances (excluding loans with related parties and remuneration) that have been entered into with related parties for the relevant financial year.

		Sales to related parties $	Purchases from related parties $	Amounts owed by related parties $	Amounts owed to related parties $
Iron Bear Resources Limited	2026	-	-	-	-
Iron Bear Resources Limited	2025	-	548	-	-
CuFe Limited	2026	-	22,313	-	-
CuFe Limited	2025	-	-	-	-

Mr Antony Sage is a former director of Iron Bear Resources Limited (formerly Cyclone Metals Limited).

Mr Antony Sage is Executive Chairman of CuFe Limited.

Sales and Purchases with equity-accounted joint venture

Following the 70% acquisition of 60 North Greenland ApS on May 6, 2026 (refer to note 13), during the period May 6, 2026 to June 30, 2026, purchases by the Company from 60 North Greenland ApS totalled $2,631,544.

Agreements entered into with related parties

On 23 July 2024, the Company issued 8,395,523 shares for the completion of stage 1 interest in Tanbreez (note 13). On 28 April 2025, CRML issued Rimbal an additional 5,000,000 shares at an issue price of $1.37 per share equating to a deemed value of $6,850,000. Subsequently, Rimbal secured supplementary financing of US$5.2 million via Red Dragon LLC under specific terms and conditions defined separately, which included pledging a certain portion of shared held by Rimbal. Separately, Okewood Pty Ltd, a related entity to Tony Sage, entered into an interest free loan arrangement with Rimbal for an amount of US$4.5m. An amount of $15,249 (30 June 2024: $313,931) of certain costs associated with the financing with Red Dragon LLC have been paid by the Company (note 4).

Key management personnel

The following table discloses the remuneration of directors and key management personnel of the Company:

	30 June 2026 $	30 June 2025 $
Short-term employee benefits	1,320,829	1,512,519
Post-employment benefits	-	-
Share-based payments	48,472,873	25,409,893
Long-term employee benefits	-	-
	49,793,702	26,922,412

Equity instrument disclosures relating to key management personnel

(i)	RSUs to Key Management Personnel

On 1 November 2025, the Company issued 5,110,000 restricted stock units (RSU’s) and 6,030,000 premium vested options (PVO’s) to directors and key management personnel of the Company (refer note 25). Included in this amount was the issue of 315,000 RSU’s to members of the Company’s Advisory Board (the A-Board). Members of the Company’s A-Board are not key management personnel under IAS 24, on the basis that the A-Board provides strategic guidance only and does not have authority or responsibility for planning, directing, or controlling the Group's activities.

(ii)	Prior Year Issues – RSUs to Key Management Personnel

During the year ended 30 June 2025, a total of 89,243 RSU’s were issued to directors and key management personnel of the Company in lieu of director and consulting fees paid covering the period 1 July 2024 to 31 December 2024 (refer note 25).

On 7 June 2024, the Company issued 955,000 restricted stock units (RSU’s) to directors and management of the Company. On 1 July 2024, the Company issued 1,285,000 RSU’s to directors and management of the Company. The RSU’s were originally subject to varying vesting conditions. On 25 January 2025, the vesting period for all 2,240,000 RSU’s was revised to 27 February 2025 (refer note 25).

On 28 January 2025, the Company issued 100,000 RSU’s to Steve Parkes, the previous CFO of the Company (refer note 25).

On 28 January 2025, the Company issued 100,000 RSU’s to Michael Ryan, the newly appointed Director of the Company (refer note 25).

On 16 May 2025, the Company issued 1,810,000 RSU’s to Directors of the Company for past services provided. The RSU’s vest on 1 July 2025 (refer note 25).

(iii)	Prior Year Issues – Shares to Key Management Personnel

On 25 January 2025, the Company issued 100,000 shares to Bellatrix Corporate Pty Ltd (Bellatrix), a related party to the previous interim CFO of the Company Ms. Melissa Chapman. The shares were issued in respect of accounting services provided to the Company by Bellatrix during the period up to 31 December 2024 (Refer note 25).

On 26 February 2025, the Company issued 500,000 shares to Tony Sage as a bonus for services provided which vested immediately (refer note 25).